Fair Value of Financial Instruments - Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 23,183	$ 23,354
Restricted cash	6,632	7,048
Amounts due from related parties, short-term	10,722	19,108
Loans receivable from affiliates	0	16,192
Amounts due from related parties, long-term	0	13,757
Notes receivable, net of current portion	7,781	7,554
Amounts due to related parties, short-term	26,036
Long-term borrowing, net	(492,915)	(494,366)
Protostar N, Harmony N and Esperanza N
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	26,700
Navios Galaxy I
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net		5,978
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	23,183	23,354
Restricted cash	6,632	7,048
Amounts due from related parties, short-term	0	0
Loans receivable from affiliates	0	0
Amounts due from related parties, long-term	0	0
Notes receivable, net of current portion	0	0
Amounts due to related parties, short-term	0
Long-term borrowing, net	0	0
Fair Value, Inputs, Level 1 [Member] | Protostar N, Harmony N and Esperanza N
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	0
Fair Value, Inputs, Level 1 [Member] | Navios Galaxy I
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Amounts due from related parties, short-term	10,722	19,108
Loans receivable from affiliates	0	16,192
Amounts due from related parties, long-term	0	13,757
Notes receivable, net of current portion	7,781	7,554
Amounts due to related parties, short-term	26,036
Long-term borrowing, net	(492,915)	(494,366)
Fair Value, Inputs, Level 2 [Member] | Protostar N, Harmony N and Esperanza N
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	$ 26,700
Fair Value, Inputs, Level 2 [Member] | Navios Galaxy I
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net		$ 5,978